Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Components of Earnings Per Share
The components of earnings per share were:

Year Ended December 31 (Dollars and Shares in Millions, Except Per Share Data)	2025	2024	2023
Net income attributable to U.S. Bancorp	$7,570	$6,299	$5,429
Preferred dividends	(329)	(352)	(350)
Earnings allocated to participating stock awards	(47)	(38)	(28)
Net income applicable to U.S. Bancorp common shareholders	$7,194	$5,909	$5,051
Average common shares outstanding	1,557	1,560	1,543
Net effect of the exercise and assumed purchase of stock awards	1	1	—
Average diluted common shares outstanding	1,558	1,561	1,543
Earnings per common share	$4.62	$3.79	$3.27
Diluted earnings per common share	$4.62	$3.79	$3.27